Trade Accounts Receivable (Details) - Schedule of Changes in the Allowance for Expected Credit Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Expected Credit Losses [Abstract]
Initial balance	$ (82,636)	$ (82,318)	$ (79,638)
Additions	(9,906)	(9,230)	(12,289)
Write-offs/Reversals	9,580	10,351	8,541
Exchange rate variation	(1,951)	(1,439)	968
Closing balance	$ (84,913)	$ (82,636)	$ (82,418)